BUSINESS ACQUISITION AND INVESTMENT IN UNCONSOLIDATED ENTITY - Fair values of the identifiable assets and liabilities (Details)			12 Months Ended
	Jan. 13, 2021 CNY (¥)	Jan. 13, 2021 USD ($)	Jun. 30, 2021 CNY (¥)	Jun. 30, 2021 USD ($)	Jan. 13, 2021 USD ($)
BUSINESS ACQUISITION AND INVESTMENT IN UNCONSOLIDATED ENTITY.
Capital contribution receivable due from non-controlling Interest			¥ (50,000,000)	$ (6,895,315)
Future Gas Station (Beijing) Technology, Ltd
BUSINESS ACQUISITION AND INVESTMENT IN UNCONSOLIDATED ENTITY.
Cash	¥ 471,843				$ 65,070
Accounts receivable, net	831,049				114,607
Other receivables, net	144,285				19,898
Contract costs, net	75,250				10,377
Prepaid expenses	91,132				12,568
Property and equipment, net	118,130				16,291
Intercompany receivables	6,850,000				944,658
Intangible assets- customer relationship	7,000,000				965,344
Goodwill	6,996,895				964,916
Accounts payable	(1,032,078)				(142,330)
Other payables	(1,273,182)				(175,580)
Other payable- related parties	(479,959)				(66,189)
Deferred revenue	(39,786)				(5,487)
Accrued payroll and employees' welfare	(1,629,519)				(224,721)
Taxes payable	(64,253)				(8,861)
Deferred tax liability	(1,050,000)				(144,801)
Total	17,009,807				$ 2,345,760
Deemed equity consideration to acquire 8% equity interest in FGS	1,689,807	$ 233,035
Fair value of previously held equity interest	30,530,000	4,210,280
Non-controlling interest	34,790,000	4,797,760
Capital contribution receivable due from non-controlling Interest	(50,000,000)	(6,895,315)
Total	¥ 17,009,807	$ 2,345,760